Capital management	12 Months Ended
Dec. 31, 2024
Capital Management [Abstract]
Capital management	Capital management
Shell manages its businesses to deliver strong cash flows to sustain its strategy and for profitable growth. Management's current priorities for applying Shell's cash are:

Balanced capital allocation

Total distributions [A] Enhanced shareholder distributions* 40%-50% of CFFO through the cycle	Cash capital expenditure (cash capex) Disciplined investment $20-22 billion p.a. 2025-2028

Buybacks 13 consecutive quarters >$3 billion	Dividend consistency +4% announced at Q4 2024	Integrated Gas and Upstream cash capex [B] ~$12-14 billion	Downstream, Renewables and Energy Solutions cash capex [B] ~$8 billion

Intrinsic value creation >10% p.a. normalised free cash flow growth per share*through to 2030	Progressive dividend 4% annual increase [C]	Capital reallocation ≥10% ROACE* across all segments [D]

Balance sheet Maintain strong investment grade rating
[A]Total shareholder distributions (dividends + share buybacks) based on cash generation, macro-outlook and balance sheet trajectory.
[B]The Integrated Gas and Upstream cash capex includes expenditures related to the Integrated Gas and Upstream segments. The Downstream, Renewables and Energy Solutions cash capex includes expenditures for the Marketing, Chemicals and Products, and Renewables and Energy Solutions segments. (See Note 7)
[C]Subject to Board approval as well as shareholder approval at the 2025 Annual General Meeting.
[D]Price normalised ROACE on an Adjusted Earnings plus non-controlling interest basis.
* Non-GAAP measure (see page 337).